Organization and Business Operations (Details) - USD ($)					6 Months Ended	12 Months Ended
	Jan. 03, 2017	Dec. 16, 2016	Nov. 23, 2016	Jul. 11, 2016	Dec. 31, 2016	Dec. 31, 2017
Financing [Abstract]
Proceeds from shares issued					$ 25,000	$ 0
Underwriting fees					3,034,620	0
Fund retained for public offering expenses and operational use					$ 3,555,329	$ 0
The Trust Account [Abstract]
Period to redeem the public share to complete the initial business combination						24 months
Percentage of public share obligation to redeem						100.00%
Business Combination [Abstract]
Number of business days						2 days
Top of Range [Member]
The Trust Account [Abstract]
Money market investments maturity period						180 days
Business Combination [Abstract]
Amount of net tangible assets						$ 5,000,001
Number of business days to cease all operations except for the purposes of winding up						10 days
Net interest to pay dissolution expenses						$ 100,000
Initial Public Offering [Member]
Financing [Abstract]
Number of units issued (in shares)			15,000,000
Unit price (in dollars per share)			$ 10.00
Number of days option granted to underwriters to cover over-allotments						45 days
Underwriting fees			$ 3,000,000
Fund retained for public offering expenses and operational use			2,000,000
Amount deposited in trust account			$ 150,000,000
Over-Allotment [Member]
Financing [Abstract]
Number of units issued (in shares)		173,100
Proceeds from units issued		$ 1,696,380
Deferred underwriting commission		$ 60,585
Over-Allotment [Member] | Top of Range [Member]
Financing [Abstract]
Number of units issued (in shares)			2,250,000
Private Placement Warrants [Member]
Financing [Abstract]
Number of warrants issued (in shares)		23,080	3,333,333
Warrant price (in dollars per share)		$ 1.50	$ 1.50
Proceeds from warrants issued		$ 34,620	$ 5,000,000
Amount deposited in trust account		$ 1,731,000
Bocimar Hunter NV [Member]
Financing [Abstract]
Share price (in dollars per share)						$ 12.00
Warrants [Member] | Initial Public Offering [Member]
Financing [Abstract]
Number of warrants in each unit (in shares)			0.5
Warrants [Member] | Over-Allotment [Member]
Financing [Abstract]
Number of equity shares in each unit (in shares)		0.5
Class A Common Shares [Member] | Initial Public Offering [Member]
Financing [Abstract]
Share price (in dollars per share)			$ 11.50
Number of equity shares in each unit (in shares)			1
Common stock, par value (in dollars per share)			$ 0.0001
Number of equity shares in each whole warrant (in shares)			1
Class A Common Shares [Member] | Over-Allotment [Member]
Financing [Abstract]
Share price (in dollars per share)		$ 11.50
Number of equity shares in each unit (in shares)		1
Number of equity shares in each whole warrant (in shares)		1
Class B Common Shares [Member] | Bocimar Hunter NV [Member]
Financing [Abstract]
Number of shares issued (in shares)				4,312,500
Proceeds from shares issued				$ 25,000
Share price (in dollars per share)				$ 0.006
Number of shares forfeited and cancelled (in shares)	519,225